Net Income Per Share	12 Months Ended
Dec. 31, 2014
Net Income Per Share
25.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	2012	2013	2014
Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$(3,294)	$(2,470)	$(13,431)

Net loss attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$(3,294)	$(2,470)	$(13,431)

Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193

Effect of dilutive securities:
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193

Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$(0.00)	$(0.00)	$(0.02)

Net loss attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$(0.00)	$(0.00)	$(0.02)

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 35,801,636, 31,961,636 and 30,341,636 options outstanding as of December 31, 2012, 2013 and 2014, respectively.